Labor Obligations - Actuarial assumptions (Details) - Defined benefit plan	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Labor Obligations
Discount rate	9.40%	10.15%	9.85%
Expected rate of salary increase	5.80%	5.80%	5.80%
Average longevity at retirement age for current employees (years)	13	14	14
Inflation	4.00%	4.00%	4.00%